                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL EQUITY FUND
                   Supplement dated September 17, 2004 to the
         Prospectus dated April 30, 2004, as Revised September 17, 2004
                  As supplemented April 30, 2004, May 18, 2004,
                       July 16, 2004 and September 8, 2004

The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                                                          AIM GLOBAL EQUITY FUND

                                                                     PROSPECTUS
                                                                 APRIL 30, 2004
                                                                     AS REVISED
                                                             SEPTEMBER 17, 2004

AIM Global Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

    The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers.

    For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of domestic and international stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    9.37%
1999...................................................................   51.93%
2000...................................................................   -7.90%
2001...................................................................  -17.03%
2002...................................................................   -9.55%
2003...................................................................   37.51%


    The Class A shares' year-to-date total return as of March 31, 2004 was 5.10%.

    During the periods shown in the bar chart, the highest quarterly return was 34.24% (quarter ended December 31, 1999) and the lowest quarterly return was -17.89% (quarter ended September 30, 1998).

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------
(for the periods ended                                                SINCE             INCEPTION
December 31, 2003)                         1 YEAR       5 YEARS       INCEPTION           DATE
-------------------------------------------------------------------------------------------------
Class A                                                                                 09/15/97
  Return Before Taxes                      30.93%         6.59%         6.25%
  Return After Taxes on Distributions      30.73          5.40          4.95
  Return After Taxes on Distributions and
    Sale of Fund Shares                    20.37          5.09          4.69
Class B                                                                                 09/15/97
  Return Before Taxes                      31.90          6.81          6.55
Class C                                                                                 01/02/98
  Return Before Taxes                      35.79          7.12          7.43
-------------------------------------------------------------------------------------------------
MSCI World Index(2)                        33.11         (0.77)         3.32(4)         08/31/97(4)
Lipper Global Funds Index(3)               31.96          2.04          3.97(4)         08/31/97(4)
-------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) The MSCI World Index measures the performance of securities listed on stock exchanges of 23 developed countries. In addition, the Lipper Global Funds Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The Lipper Global Funds Index is an equally weighted representation of the 30 largest funds in the Lipper Global Funds category. These funds invest at least 25% of their portfolios in securities traded outside of the U.S.
(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

----------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A      CLASS B    CLASS C
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 4.75%        None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                  None(1,2)    5.00%      1.00%

Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                                 2.00%(3)     None       None
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)

--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.98%      0.98%      0.98%

Distribution and/or
Service (12b-1) Fees                                0.50       1.00       1.00

Other Expenses                                      0.57       0.57       0.57

Total Annual Fund
Operating Expenses                                  2.05       2.55       2.55

Fee Waiver(5)                                       0.05       0.05       0.05

Net Expenses                                        2.00       2.50       2.50
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information -- Redeeming
    Shares -- Redemption Fee" for more information.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.50% and 2.50% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest;
    (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2004.
You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     668      1,083     1,522     2,738
Class B                                     753      1,089     1,551     2,760
Class C                                     353        789     1,351     2,882
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     668      1,083     1,522     2,738
Class B                                     253        789     1,351     2,760
Class C                                     253        789     1,351     2,882
--------------------------------------------------------------------------------

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2003, the advisor received compensation of 0.93% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.

- Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2002, and has been associated with the advisor and/or its affiliates since 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Equity Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.


                                                                                         CLASS A(a)
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
                                                              --------       -------       -------       -------       -------
Net asset value, beginning of period                          $   9.95       $ 11.00       $ 13.33       $ 15.78       $ 11.46
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(b)     (0.02)(b)     (0.10)(b)     (0.19)(b)     (0.06)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.79         (1.03)        (2.17)        (1.11)         5.86
==============================================================================================================================
    Total from investment operations                              3.73         (1.05)        (2.27)        (1.30)         5.80
==============================================================================================================================
Less distributions:
  Dividends from net investment income                              --            --         (0.06)           --            --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.14)           --            --         (1.15)        (1.48)
==============================================================================================================================
Redemption fees added to paid-in capital                          0.00            --            --            --            --
==============================================================================================================================
Net asset value, end of period                                $  13.54       $  9.95       $ 11.00       $ 13.33       $ 15.78
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  37.51%        (9.55)%      (17.03)%       (7.90)%       51.93%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $109,205       $68,335       $80,630       $20,751       $20,595
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)      2.00%         2.00%         2.00%         1.03%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.05%(d)      2.05%         2.25%         2.14%         1.16%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(d)    (0.18)%       (0.94)%       (1.27)%       (0.50)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            178%           80%          154%          260%          147%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $82,617,402.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS B(a)
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2003          2002          2001          2000          1999
                                                              -------       -------       -------       -------       -------
Net asset value, beginning of period                          $  9.71       $ 10.80       $ 13.12       $ 15.62       $ 11.41
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)(b)     (0.07)(b)     (0.15)(b)     (0.26)(b)     (0.13)(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.69         (1.02)        (2.13)        (1.09)         5.82
=============================================================================================================================
    Total from investment operations                             3.58         (1.09)        (2.28)        (1.35)         5.69
=============================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --         (0.04)           --            --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.14)           --            --         (1.15)        (1.48)
=============================================================================================================================
Redemption fees added to paid-in capital                         0.00            --            --            --            --
=============================================================================================================================
Net asset value, end of period                                $ 13.15       $  9.71       $ 10.80       $ 13.12       $ 15.62
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                 36.90%       (10.09)%      (17.36)%       (8.30)%       51.18%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $62,424       $54,029       $81,459       $22,279       $29,118
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(d)      2.50%         2.50%         2.50%         1.53%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.55%(d)      2.55%         2.75%         2.64%         1.66%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.00)%(d)    (0.68)%       (1.44)%       (1.77)%       (1.00)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           178%           80%          154%          260%          147%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $54,621,902.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS C(a)
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2003         2002          2001          2000         1999
                                                              ------       -------       -------       ------       ------
Net asset value, beginning of period                          $ 9.71       $ 10.79       $ 13.11       $15.62       $11.40
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.11)(b)     (0.07)(b)     (0.16)(b)    (0.26)(b)    (0.13)(b)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 3.68         (1.01)        (2.12)       (1.10)        5.83
==========================================================================================================================
    Total from investment operations                            3.57         (1.08)        (2.28)       (1.36)        5.70
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            --            --         (0.04)          --           --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.14)           --            --        (1.15)       (1.48)
==========================================================================================================================
Redemption fees added to paid-in capital                        0.00            --            --           --           --
==========================================================================================================================
Net asset value, end of period                                $13.14       $  9.71       $ 10.79       $13.11       $15.62
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                36.79%       (10.01)%      (17.37)%      (8.37)%      51.33%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $9,993       $ 4,551       $ 4,600       $1,789       $  500
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.50%(d)      2.50%         2.50%        2.50%        1.53%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.55%(d)      2.55%         2.75%        2.64%        1.66%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets    (1.00)%(d)    (0.68)%       (1.44)%      (1.77)%      (1.00)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                          178%           80%          154%         260%         147%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $6,226,597.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

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                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
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HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
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                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
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 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
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More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM GLOBAL EQUITY FUND
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     GEQ-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          INSTITUTIONAL CLASS SHARES OF

                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                           AIM SMALL CAP GROWTH FUND
                   Supplement dated September 17, 2004 to the
         Prospectus dated April 30, 2004, as Revised September 17, 2004
        As supplemented April 30, 2004, May 18, 2004, July 16, 2004 and
                               September 8, 2004

The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                                                  AIM AGGRESSIVE ALLOCATION FUND
                                                            AIM BASIC VALUE FUND
                                                AIM CONSERVATIVE ALLOCATION FUND
                                                          AIM GLOBAL EQUITY FUND
                                                    AIM MID CAP CORE EQUITY FUND
                                                    AIM MODERATE ALLOCATION FUND
                                                       AIM SMALL CAP GROWTH FUND

                                                                     PROSPECTUS
                                                                 April 30, 2004
                                                                     as revised
                                                             September 17, 2004

INSTITUTIONAL CLASSES

AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund each seeks to provide long-term growth of capital. AIM Conservative Allocation Fund seeks to provide total return consistent with a lower level of risk relative to the broad stock market. AIM Moderate Allocation Fund seeks to provide total return consistent with a moderate level of risk relative to the broad stock market. AIM Aggressive Allocation Fund seeks to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

AIM Small Cap Growth Fund and AIM Mid Cap Core Equity Fund have limited public sales of their shares to certain investors on March 18, 2002 and February 27, 2004, respectively.

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TABLE OF CONTENTS
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INVESTMENT OBJECTIVES AND STRATEGIES                    1
---------------------------------------------------------
AIM Aggressive Allocation Fund                          1
AIM Conservative Allocation Fund                        1
AIM Moderate Allocation Fund                            1
All Asset Allocation Funds                              1
AIM Basic Value Fund                                    1
AIM Global Equity Fund                                  2
AIM Mid Cap Core Equity Fund                            2
AIM Small Cap Growth Fund                               2
All Funds Other than Asset Allocation Funds             3

PRINCIPAL RISKS OF INVESTING IN THE FUNDS               3
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All Funds                                               3
Aggressive Allocation                                   3
Conservative Allocation                                 4
Moderate Allocation                                     5
Basic Value                                             5
Global Equity                                           6
Mid Cap Core Equity                                     6
Small Cap Growth                                        6

PERFORMANCE INFORMATION                                 7
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Annual Total Returns                                    7
Performance Table                                      10

FEE TABLE AND EXPENSE EXAMPLE                          12
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Fee Table                                              12
Expense Example                                        13

FUND MANAGEMENT                                        14
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The Advisor                                            14
Advisor Compensation                                   14
Portfolio Managers                                     14

OTHER INFORMATION                                      16
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Dividends and Distributions                            16
Suitability for Investors                              16
Limited Fund Offering                                  16

FINANCIAL HIGHLIGHTS                                   18
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SHAREHOLDER INFORMATION                               A-1
---------------------------------------------------------
Purchasing Shares                                     A-1
Redeeming Shares                                      A-2
Pricing of Shares                                     A-2
Taxes                                                 A-3

OBTAINING ADDITIONAL INFORMATION               Back Cover
---------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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INVESTMENT OBJECTIVES AND STRATEGIES
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AIM AGGRESSIVE ALLOCATION FUND (AGGRESSIVE ALLOCATION)

The fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a higher level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 95% of its total assets in equity funds including 25% in global or international funds, and 5% of its assets in fixed income funds.

AIM CONSERVATIVE ALLOCATION FUND (CONSERVATIVE ALLOCATION)

The fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a lower level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 75% of its total assets in fixed-income funds and 25% of its total assets in equity funds.

    The fund invests its cash allocation directly in cash equivalents and U.S. Government securities rather than a money market fund.

AIM MODERATE ALLOCATION FUND (MODERATE ALLOCATION)

The fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a moderate level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 60% of its total assets in equity funds, including up to 20% in international or global equity funds, and 40% of its total assets in fixed-income funds.

ALL ASSET ALLOCATION FUNDS

The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and periodically rebalances the fund's investments in the underlying funds to keep them within their target weightings. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

    For cash management purposes, each fund may hold a portion of its assets in cash or cash equivalents. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.

AIM BASIC VALUE FUND (BASIC VALUE)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers.

    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in

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       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM GLOBAL EQUITY FUND (GLOBAL EQUITY)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

    The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers

    The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of domestic and international stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio.

AIM MID CAP CORE EQUITY FUND (MID CAP CORE EQUITY)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark--Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark--Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.

    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities and high-quality money market instruments.

    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM SMALL CAP GROWTH FUND (SMALL CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

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    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

ALL FUNDS OTHER THAN ASSET ALLOCATION FUNDS

Each fund, except for Global Equity, may also invest up to 25% of its total assets in foreign securities. Global Equity may also invest a significant amount of its total assets in foreign securities.

    For cash management purposes, each of the funds may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. For risk management purposes, Mid Cap Core Equity may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

    Mid Cap Core Equity may maintain a larger position in cash or cash equivalents, which could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds and that the income that you receive from the funds may vary. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The value of your investment in a "fund of funds" will go up and down with the prices of the securities held by the underlying funds in which the "fund of funds" invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AGGRESSIVE ALLOCATION

Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which the underlying funds invest involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed

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interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which the underlying funds invest may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The underlying fund in which the fund invests could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuating and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the underlying funds' investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

CONSERVATIVE ALLOCATION

Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities in which the underlying funds invest are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    Foreign securities in which the underlying funds invest have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    If the seller of a repurchase agreement in which the underlying funds invest defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising

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   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

MODERATE ALLOCATION

Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which the underlying funds invest involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which the underlying funds invest may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

BASIC VALUE

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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GLOBAL EQUITY

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investment in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

MID CAP CORE EQUITY

To the extent Mid Cap Core Equity holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

SMALL CAP GROWTH

Although the prices of equity securities can change in response to many factors, this is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Institutional Class shares of Aggressive Allocation, Conservative Allocation, Global Equity and Moderate Allocation commenced operations on April 30, 2004.

    The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown for Global Equity are those of the fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of Global Equity's Class A shares and Basic Value's, Mid Cap Core Equity's and Small Cap Growth's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown for Class A shares would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

BASIC VALUE--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2003...................................................................   34.67%

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                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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GLOBAL EQUITY--CLASS A

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1998..................................................................     9.37
1999..................................................................   51.93%
2000..................................................................    -7.90
2001..................................................................   -17.03
2002..................................................................   -9.55%
2003..................................................................   37.51%

MID CAP CORE EQUITY--INSTITUTIONAL CLASS

                                                                        ANNUAL
YEAR ENDED                                                              TOTAL
DECEMBER 31                                                             RETURN
-----------                                                             ------
2003..................................................................  28.02%

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                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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SMALL CAP GROWTH--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2003...................................................................  39.83%


    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                            HIGHEST QUARTERLY RETURN        LOWEST QUARTERLY RETURN
FUND                                            (QUARTER ENDED)                 (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------
Basic Value--Institutional Class              21.21% June 30, 2003           (6.15)% March 31, 2003
Global Equity--Class A                      34.24% December 31, 1999      (17.89)% September 30, 1998
Mid Cap Core Equity--Institutional Class      16.81% June 30, 2003           (4.32)% March 31, 2003
Small Cap Growth--Institutional Class         20.94% June 30, 2003           (3.88)% March 31, 2003
-------------------------------------------------------------------------------------------------------

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   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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PERFORMANCE TABLE

The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. Global Equity's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the funds may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                            SINCE          INCEPTION
December 31, 2003)       1 YEAR      5 YEARS     INCEPTION          DATE
--------------------------------------------------------------------------------
BASIC
  VALUE--INSTITUTIONAL
  CLASS                                                             03/15/02
  Return Before Taxes      34.67%         --%      (0.13)%
  Return After Taxes on
    Distributions          34.67          --       (0.13)
  Return After Taxes on
    Distributions and
    Sale of Fund Shares    22.54          --       (0.11)
S&P 500(1, 2)              28.67          --        2.02(14)        02/28/02(14)
Russell
  1000--Registered
  Trademark-- Value
  Index(3)                 30.03          --        5.61(14)        02/28/02(14)
Lipper Large-Cap Value
  Fund Index(4)            28.00          --        2.87(14)        02/28/02(14)
GLOBAL EQUITY--CLASS
  A(10)                                                             09/15/97
  Return Before Taxes      30.93%       6.59%       6.25%
  Return After Taxes on
    Distributions          30.73        5.40        4.95
  Return After Taxes on
    Distributions and
    Sale of Fund Shares    20.37        5.09        4.69
MSCI World Index(5)        33.11       (0.77)       3.32(14)        08/31/97(14)
Lipper Global Funds
  Index(6)                 31.96        2.04        3.97(14)        08/31/97(14)
MID CAP CORE
  EQUITY--INSTITUTIONAL
  CLASS                                                             03/15/02
  Return Before Taxes      28.02          --        4.87
  Return After Taxes on
    Distributions          28.02          --        4.85
  Return After Taxes on
    Distributions and
    Sale of Fund Shares    18.21          --        4.14
S&P--Registered
  Trademark-- 500(1, 7)    28.67          --        2.02            02/28/02(14)
Russell
  Midcap--Registered
  Trademark-- Index(8)     40.06          --       10.14            02/28/02(14)
Lipper Mid-Cap Core
  Fund Index(9)            36.58          --        8.52            02/28/02(14)
SMALL CAP
  GROWTH--INSTITUTIONAL
  CLASS(10)                                                         03/15/02
  Return Before Taxes      39.83          --        2.91
  Return After Taxes on
    Distributions          39.83          --        2.91
  Return After Taxes on
    Distributions and
    Sale of Fund Shares    25.89          --        2.47
S&P 500(1, 11)             28.67          --        2.02(14)        02/28/02(14)
Russell
  2000--Registered
  Trademark-- Growth
  Index(12)                48.54          --        7.84(14)        02/28/02(14)
Lipper Small-Cap Growth
  Fund Index(13)           44.77          --        7.92(14)        02/28/02(14)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For Global Equity, returns are shown for Class A only and returns for the Institutional Class will vary.

 (1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
 (2) The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.
 (3) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.
 (4) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.
 (5) The MSCI World Index measures the performance of securities listed on stock exchanges of 23 developed countries. In addition, the Lipper Global Fund Index (which may or may not include the fund) is included for comparison to a peer group.
 (6) The Lipper Global Funds Index is an equally weighted representation of the 30 largest funds in the Lipper Global Funds category. These funds invest at least 25% of their portfolios in securities traded outside of the U.S.
 (7) The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
 (8) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.
 (9) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.
(10) A significant portion of Small Cap Growth's and Global Equity's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(11) The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.

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(12) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.
(13) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.
(14) The average annual total return given is since the month end closest to the inception date of the Class A shares of Global Equity and Institutional class shares of Basic Value, Mid Cap Core Equity and Small Cap Growth.

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                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------------------
                                                                                  MID CAP                   SMALL
(fees paid directly from your   AGGRESSIVE    BASIC     CONSERVATIVE    GLOBAL     CORE      MODERATE        CAP
investment)                     ALLOCATION    VALUE     ALLOCATION      EQUITY    EQUITY     ALLOCATION     GROWTH
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)      None        None         None         None       None        None         None

Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds, whichever
is less)                           None        None         None         None       None        None         None
-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                  MID CAP                   SMALL
(expenses that are deducted     AGGRESSIVE    BASIC     CONSERVATIVE    GLOBAL     CORE      MODERATE        CAP
from fund assets)               ALLOCATION    VALUE     ALLOCATION      EQUITY    EQUITY     ALLOCATION     GROWTH
-------------------------------------------------------------------------------------------------------------------
Management Fees                    0.00%       0.66%        0.00%        0.98%     0.68%        0.00%       0.70%

Distribution and/or Service
(12b-1) Fees                       None        None         None         None       None        None         None

Other Expenses(2)                  0.47        0.05         0.47         0.31       0.08        0.47         0.10

Total Annual Fund Operating
Expenses                           0.47        0.71         0.47         1.29       0.76        0.47         0.80

Fee Waiver                         0.30(3)      N/A         0.27(4)       N/A        N/A        0.42(5)       N/A

Net Annual Fund Operating
Expenses                           0.17         N/A         0.20          N/A        N/A        0.05          N/A

Estimated Indirect Expenses of
Underlying Funds                   1.03(6)      N/A         0.65(6)       N/A        N/A        0.90(6)       N/A

Total Annual Fund Operating
Expenses and Estimated
Indirect Expenses of
Underlying Funds                   1.20         N/A         0.85          N/A        N/A        0.95          N/A
-------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated average assets for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.17% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.
(4) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.20% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.
(5) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.05% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.
(6) In addition to the Total Annual Fund Operating Expense which each fund bears directly, each fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

You should also consider the effect of any account fees charged by the financial institution managing your account.

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   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Aggressive Allocation                       $122     $445       N/A         N/A
Basic Value                                   73      227      $395      $  883
Conservative Allocation                       87      329       N/A         N/A
Global Equity                                131      409       708       1,556
Mid Cap Core Equity                           78      243       422         942
Moderate Allocation                           97      392       N/A         N/A
Small Cap Growth                              82      255       444         990
--------------------------------------------------------------------------------

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                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
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FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2003, the advisor received compensation of 0.66%, 0.93%, 0.68% and 0.70%, respectively, of Basic Value's, Global Equity's, Mid Cap Core Equity's and Small Cap Growth's average daily net assets. The advisor does not receive a management fee from Aggressive Allocation, Conservative Allocation and Moderate Allocation.

PORTFOLIO MANAGERS

With respect to Basic Value, Global Equity, Mid Cap Core Equity and Small Cap Growth, the advisor uses a team approach to investment management. The individual member(s) of the team who are primarily responsible for the management of each fund's portfolio are

BASIC VALUE


- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams).
The website is not a part of this prospectus.

GLOBAL EQUITY


- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.

- Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2002, and has been associated with the advisor and/or its affiliates since 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams).
The website is not a part of this prospectus.

MID CAP CORE EQUITY


- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.

    He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams).
The website is not a part of this prospectus.

SMALL CAP GROWTH


- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

    He is assisted by the Mid Cap Growth and Small Cap Growth Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams).
The website is not a part of this prospectus.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION, CONSERVATIVE ALLOCATION AND MODERATE ALLOCATION


A team of professionals determines the asset class allocation, underlying fund selections and target weightings for Aggressive Allocation, Conservative Allocation and Moderate Allocation. These funds are not actively managed and do not have portfolio managers. The underlying funds are actively managed by teams of investment professionals. For more information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com/teams).

    The website is not a part of this prospectus.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Basic Value, Global Equity, Mid Cap Core Equity and Small Cap Growth expect that their distributions, if any, will consist primarily of capital gains. Conservative Allocation and Moderate Allocation expect that their distributions, if any, will consist of both capital gains and ordinary income. Aggressive Allocation expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

    The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

LIMITED FUND OFFERING (SMALL CAP GROWTH AND MID CAP CORE EQUITY)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for Small Cap Growth, the fund limited public sales of its shares to certain investors as of the close of business on March 18, 2002. Due to the sometimes limited availability of common stocks of mid-capitalization companies that meet the investment criteria for Mid Cap Core Equity Fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on February 27, 2004. Investors should note that the funds reserve the right to refuse any order that might disrupt the efficient management of the funds.

    The following types of investors may continue to invest in the funds if they were invested in the funds as of the date on which each fund limited public sales of its shares to certain investors and remain invested in the funds after that date:

    (i) Existing shareholders of the funds;

    (ii) Existing shareholders of the funds who open other accounts in their name;

    (iii) The following plans and programs:

- Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Future investments in the funds made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

    The following types of investors may open new accounts in the funds, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Such plans and programs that are considering the funds as an investment option should contact the distributor for approval.

    The funds may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

    A significant portion of Global Equity's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    As of the date of this prospectus Aggressive Allocation's, Conservative Allocation's, Global Equity's and Moderate Allocation's Institutional Classes had not yet commenced operations and therefore, financial information for those Institutional Classes is not available.

                                                                           BASIC VALUE--
                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                 MARCH 15, 2002 (DATE
                                                               YEAR ENDED        SALES COMMENCED) TO
                                                              DECEMBER 31,           DECEMBER 31,
                                                                  2003                   2002
                                                              ------------       --------------------
Net asset value, beginning of period                             $21.95                $ 29.63
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08                   0.06(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.53                  (7.74)
=====================================================================================================
    Total from investment operations                               7.61                  (7.68)
=====================================================================================================
Net asset value, end of period                                   $29.56                $ 21.95
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   34.67%                (25.92)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $2,123                $ 1,471
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:                           0.71%(c)               0.81%(d)
=====================================================================================================
Ratio of net investment income to average net assets               0.35%(c)               0.35%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           20%                    30%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $1,682,752.
(d) Annualized
(e) Not annualized for periods less than one year.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                          GLOBAL EQUITY--CLASS A(a)
                                                   ------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------------
                                                     2003            2002            2001            2000            1999
                                                   --------         -------         -------         -------         -------
Net asset value, beginning of period               $   9.95         $ 11.00         $ 13.33         $ 15.78         $ 11.46
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.06)(b)       (0.02)(b)       (0.10)(b)       (0.19)(b)       (0.06)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    3.79           (1.03)          (2.17)          (1.11)           5.86
===========================================================================================================================
    Total from investment operations                   3.73           (1.05)          (2.27)          (1.30)           5.80
===========================================================================================================================
Less distributions:
  Dividends from net investment income                   --              --           (0.06)             --              --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.14)             --              --           (1.15)          (1.48)
===========================================================================================================================
Redemption fees added to paid-in capital               0.00              --              --              --              --
===========================================================================================================================
Net asset value, end of period                     $  13.54         $  9.95         $ 11.00         $ 13.33         $ 15.78
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                       37.51%          (9.55)%        (17.03)%         (7.90)%         51.93%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $109,205         $68,335         $80,630         $20,751         $20,595
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.00%(d)        2.00%           2.00%           2.00%           1.03%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.05%(d)        2.05%           2.25%           2.14%           1.16%
===========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.50)%(d)      (0.18)%         (0.94)%         (1.27)%         (0.50)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                 178%             80%            154%            260%            147%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $82,617,402.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                    MID CAP CORE EQUITY--
                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 MARCH 15, 2002
                                                                                  (DATE SALES
                                                               YEAR ENDED        COMMENCED) TO
                                                              DECEMBER 31,        DECEMBER 31,
                                                                  2003                2002
                                                              ------------       --------------
Net asset value, beginning of period                            $ 21.27             $ 25.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08(a)             0.04(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.88               (3.77)
===============================================================================================
    Total from investment operations                               5.96               (3.73)
===============================================================================================
Less distributions from net realized gains                           --               (0.03)
===============================================================================================
Net asset value, end of period                                  $ 27.23             $ 21.27
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   28.02%             (14.92)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $26,056             $ 4,817
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                            0.76%(c)            0.82%(d)
===============================================================================================
Ratio of net investment income to average net assets               0.32%(c)            0.21%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           38%                 38%
_______________________________________________________________________________________________
===============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,250,610.
(d) Annualized.
(e) Not annualized for periods less than one year.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                SMALL CAP GROWTH--INSTITUTIONAL CLASS
                                                              -----------------------------------------
                                                                                     MARCH 15, 2002
                                                               YEAR ENDED        (DATE SALES COMMENCED)
                                                              DECEMBER 31,          TO DECEMBER 31,
                                                                  2003                    2002
                                                              ------------       ----------------------
Net asset value, beginning of period                            $  18.53                $ 24.61
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.12)(a)              (0.07)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     7.50                  (6.01)
=======================================================================================================
    Total from investment operations                                7.38                  (6.08)
=======================================================================================================
Net asset value, end of period                                  $  25.91                $ 18.53
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    39.83%                (24.71)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $108,116                $ 2,866
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                             0.80%(c)               0.89%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets        (0.51)%(c)             (0.45)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                            32%                    22%
_______________________________________________________________________________________________________
=======================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $45,816,053.
(d) Annualized.
(e) Not annualized for periods less than one year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the Institutional Classes of the AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant      Contact your financial consultant.            Same
                                    The financial consultant should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial consultant should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund.

INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND
Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.
                                                                   INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM and/or INVESCO fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4497
                       Houston, TX 77210-4497

BY TELEPHONE:          (800) 451-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of a fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

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   AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund and AIM Small Cap Growth Fund
   SEC 1940 Act file number: 811-2699
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AIMinvestments.com     AGS-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                           AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                     Supplement dated September 17, 2004 to
          the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004 and July 16, 2004

The section titled SECTOR RISK FACTORS on page 32 under the heading titled DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS has been removed in its entirety.

                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                           AIM SMALL CAP GROWTH FUND
                           INSTITUTIONAL CLASS SHARES

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement dated September 17, 2004
        to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004 and August 9, 2004

The section titled SECTOR RISK FACTORS on page 31 under the heading titled DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS has been removed in its entirety.



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